CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Mar. 31, 2025	Mar. 31, 2024
Current assets
Cash and cash equivalents	$ 121,481	$ 3,521,420
Accounts and other receivables - net	1,202,745	296,530
Loan receivable	0	543,263
Inventories	887,509	1,421,982
Prepaids and deposits	278,051	465,758
Property held for sale - net	1,878,107	0
Total current assets	4,367,893	6,248,953
Non-current assets
Inventories	1,294,339	1,293,789
Property and equipment - net	5,278,882	7,770,457
Exploration and evaluation assets	7,455,071	7,271,857
Total non-current assets	14,028,292	16,336,103
Total assets	18,396,185	22,585,056
Current liabilities
Accounts payable and accrued liabilities	2,966,264	1,169,262
Current portion of lease liability	171,990	151,129
Current portion of long-term debt	346,747	498,613
Total current liabilities	3,485,001	1,819,004
Non-current liabilities
Lease liability	161,737	333,727
Long-term debt	0	259,114
Total non-current liabilities	161,737	592,841
Total liabilities	3,646,738	2,411,845
SHAREHOLDERS' EQUITY
Share capital	89,477,168	86,105,945
Warrants	89,737	0
Share-based payment reserve	8,563,163	10,216,329
Shares to be issued	472,500	472,500
Deficit	(83,853,121)	(76,621,563)
Total shareholders' equity	14,749,447	20,173,211
Total shareholders' equity and liabilities	$ 18,396,185	$ 22,585,056